Equity - Summary of Assumptions Based on Observable Market Conditions Existed at Issue Date (Details)			1 Months Ended
	Mar. 18, 2021 $ / shares	Mar. 18, 2021 USD ($) $ / shares	Dec. 31, 2023 $ / shares
Disclosure of classes of share capital [abstract]
Share Price (in dollars per share)	$ 2.41		$ 0.30
Exercise Price (in dollars per share)	2.88
Expected Term		7 years
Dividend Yield		0.00%
Expected Volatility		66.88%
A$-US$ FX Spot Rate	0.7827
Risk Free Interest Rate		1.24%
Fair value per warrant (in dollars per share) | (per share)	$ 1.103	$ 0.863
Fair value per warrant (in dollars per share) | $		$ 12,968,583